Investment and Fair Value Measurement (Details) - Schedule of carrying value of our non-marketable investments - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Schedule of carrying value of our non-marketable investments [Abstract]
Initial cost basis	$ 4,079,707	$ 4,079,707
Upward adjustments
Total carrying value at the end of the year	$ 4,079,707	$ 4,079,707